Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

  Declaration of dividends: On February 19, 2013, the Company declared dividends amounting to $9,658, or $0.30 per share, payable on or around March 21, 2013 to stockholders of record as of March 5, 2013.

  New vessel acquisition: On February 19, 2013, the Company, through its newly acquired subsidiary Nauru Shipping Company Inc., entered into a memorandum of agreement with a third party company to acquire the container vessel “Hanjin Malta” for the purchase price of $22,000. The vessel is expected to be delivered to the Company in March 2013.